Inventories and Supplies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Inventories and Supplies
18.	Inventories and Supplies

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Terminal and cellular phone units:
At net realizable value	2,691	2,828
At cost	3,834	4,584
Spare parts and supplies:
At net realizable value	664	576
At cost	1,428	948
Others:
At net realizable value	578	340
At cost	1,163	829
Total inventories and supplies at the lower of cost or net realizable value	3,933	3,744

The cost of inventories and supplies recognized as expense for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Cost of sales and services	10,951	15,965	15,525
Write-down of inventories and supplies (Note 5)	907	1,941	511
Repairs and maintenance	721	596	643
	12,579	18,502	16,679

Changes in the allowance for inventory obsolescence for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	2,617	917
Provisions (Note 5)	907	1,941
Write-off and others	(1,032)	(241)
Balance at end of the year	2,492	2,617